Income Tax - Income Tax Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax
Remeasurement on defined benefit pension plans	$ 20	$ 451	$ 31
Unrealized gain or loss on financial assets at FVOCI	0	0	0
Aggregated income tax relating to components of other comprehensive income	$ 20	$ 451	$ 31